As filed with the U.S. Securities and Exchange Commission on April 6, 2007

Securities Act File No. 2-25890

Investment Company Act File No. 811-01464

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 76

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 56

(Check appropriate box or boxes.)

Legg Mason Partners Funds, Inc.*

(Exact Name of Registrant as Specified in Charter)

125 Broad Street, New York, New York	10004
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code (800) 451-2010

Robert I. Frenkel

Legg Mason Partners Funds, Inc.

300 First Stamford Place

Stamford, Connecticut

(Name and Address of Agent for Service)

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective on April 16, 2007 pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended. This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*	This filing relates solely to shares of the Trust’s series Legg Mason Partners Short-Term Investment Grade Bond Fund

Explanatory Note

Part A (the Prospectus) and Part B (the Statement of Additional Information) filed by the Registrant in Post-Effective Amendment No. 75 to the Registration Statement on Form N-1A under the Securities Act of 1933, as amended (File No. 2-25890) and Amendment No. 55 to the Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended (File No. 811-01464) pursuant to Rule 485(a) on February 9, 2007 (Accession No. 0001193125-07-025402) are incorporated herein by reference. This filing is being made pursuant to Rule 485(b) under the Securities Act of 1933, as amended, to extend the effectiveness of the Registration Statement until April 16, 2007.

PART C

OTHER INFORMATION

Item 23. Exhibits

Unless otherwise noted, all references are to the Registrant’s initial registration statement on Form N-1A (the “Registration Statement”) as filed with the Securities and Exchange Commission (“SEC”) (File Nos. 002-25890 and 811-01464).

(a)(1) Articles Supplementary dated November 16, 1992 are incorporated herein by reference to Exhibit 1(a) to Post-Effective Amendment No. 49.

(2) Articles Articles Supplementary dated October 29, 1992 are incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 49.

(3) Articles of Amendment dated October 29, 1992 are incorporated herein by reference to Exhibit 1(c) to Post-Effective Amendment No. 49.

(4) Articles Supplementary dated September 6, 1991 are incorporated herein by reference to Exhibit 1(a) to Post-Effective Amendment No. 46.

(5) Articles Supplementary dated October 31, 1990 are incorporated herein by reference to Exhibit 1(a) to Post-Effective Amendment No. 43.

(6) Articles Supplementary dated March 27, 1986, May 15, 1985, December 28, 1984, August 2, 1984, June 8, 1984, February 26, 1972 and April 25, 1967 are incorporated herein by reference to Exhibits 1(a) through (g) to Post-Effective Amendment No. 39.

(7) Articles of Incorporation dated December 1, 1966 are incorporated herein by reference to Exhibit 1(h) to Post-Effective Amendment No. 39.

(8) Articles Supplementary dated December 14, 1993 are incorporated herein by reference to Exhibit 1(h) to Post-Effective Amendment No. 54.

(9) Articles of Amendment dated June 12, 1998 are incorporated herein by reference to Post-Effective Amendment No. 63.

(10) Articles of Amendment dated July 2, 1998 are incorporated herein by reference to Post-Effective Amendment No. 63.

(11) Articles of Amendment dated April 26, 2004 are incorporated herein by reference to Post-Effective Amendment No. 71.

(12) Articles of Amendment dated April 7, 2006 are incorporated herein by reference to Post-Effective Amendment No. 75.

(13) Articles of Amendment dated November 20, 2006 are incorporated herein by reference to Post-Effective Amendment No. 75.

(b)(1) Bylaws of the Fund are incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 39.

(2) Amended and Restated By-Laws of Smith Barney Open-End Funds that are Massachusetts Business Trusts is incorporated by reference to Exhibit (b)(2) to Post Effective Amendment No. 70.

(c)(1) Specimen Stock Certificates for the Income and Growth Portfolio (now, Large Cap Value Fund), and the U.S. Government Securities Portfolio are incorporated by reference to Exhibit 4 to Post-Effective Amendment No. 39.

(2) Specimen Stock Certificate for the Short-Term U.S. Treasury Securities Portfolio is incorporated by reference to Exhibit 4(c) to Post-Effective Amendment No.53.

(d)(1) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Short-Term Investment Grade Bond Fund, and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) dated August 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 75.

(2) Form of Subadvisory Agreement between LMPFA and Western Asset Management Company (“WAM”), regarding Legg Mason Partners Short-Term Investment Grade Bond Fund, dated August 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 75.

(e)(1) Distribution Agreement between the Registrant and Smith Barney, Harris Upham & Co. Incorporated is incorporated by reference to Exhibit 6(a) to Post-Effective Amendment No. 39.

(2) Distribution Agreement between Smith Barney Funds, Inc. and Smith Barney Shearson Inc.

(3) Distribution Agreement with CFBDS, Inc. is incorporated by reference to Post-Effective Amendment No. 63.

(4) Form of Distribution Agreement with Salomon Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 66.

(5) Form of Amended Shareholder Services and Distribution Agreement between the Registrant and Legg Mason Investor Services, LLC (“LMIS”) is incorporated herein by reference to Post-Effective Amendment No. 74 filed on April 28, 2006 (“Post-Effective Amendment No. 74”).

(6) Amended Distribution Agreement between the Registrant and Citigroup Global Markets Inc. is incorporated herein by reference to Post-Effective Amendment No. 74.

(7) Distribution Agreement between the Registrant and Legg Mason Investor Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 74.

(8) Amended Distribution Agreement by PFS Investments, Inc. (“PFS”) and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 74.

(f) Not Applicable

(g)(1) Custodian Agreement between Registrant and Provident National Bank is incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 39.

(2) Form of Master Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated June 29, 2001, is incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 67.

(h)(1) Transfer Agency Agreement between Registrant and Provident Financial Processing Corp. is incorporated herein by ref erence to Exhibit 9 to Post-Effective Amendment No. 39.

(2) Form of Transfer Agency Agreement between the Registrant and Citi Fiduciary Trust Company (f/k/a Smith Barney Private Trust Company) is incorporated by reference to Post-Effective Amendment No. 66.

(3) Form of Sub-Transfer Agency Agreement between the Registrant and PFPC Global Fund Services (f/k/a First Data Investor Services Group, Inc.) is incorporated by reference to Post-Effective Amendment No. 66.

(i) Not Applicable.

(j)(1) Consent of Independent Registered Public Accounting Firm to be filed by amendment.

(2) Power of Attorney dated April 12, 2006 is incorporated herein by reference to Post-Effective Amendment No. 74.

(k) Not Applicable.

(l) Not Applicable.

(m)(1) Amended Plan of Distribution Pursuant to Rule 12b-1 on behalf of the Short-Term U.S. Treasury Securities Portfolio is incorporated by reference to Exhibit 15(h) to Post-Effective Amendment No. 56.

(2) Amended Plan of Distribution Pursuant to Rule 12b-1 on behalf of the Income and Growth Portfolio is incorporated by reference to Exhibit 15(j) to Post-Effective Amendment No. 56.

(3) Amended Plan of Distribution Pursuant to Rule 12b-1 on behalf of the U.S. Government Securities Portfolio is incorporated by reference to Exhibit 15(k) to Post-Effective Amendment No. 56.

(4) Form of Amended and Restated Shareholder Services and Distribution Plan is incorporated by reference to Post-Effective Amendment No. 63.

(5) Form(s) of Amended and Restated Shareholder Services and Distribution Plan on behalf of Large Cap Value Fund, U.S. Government Securities Fund and Short Term Investment Grade Bond Fund are incorporated by reference to Post-Effective Amendment No. 71.

(n) Rule 18f-3 Plan is incorporated by reference to Post-Effective Amendment No. 63.

(o) Not Applicable

(p)(1) Code of Ethics of Citigroup Asset Management - North America and Certain Registered Investment Companies, as amended September 13, 2005 (adopted by LMPFA), to be filed by amendment.

(2) Code of Ethics of CGMI is incorporated herein by reference to Post-Effective Amendment No. 70.

(3) Code of Ethics of WAM dated as of February, 2005 to be filed by amendment.

(4) Code of Ethics of PFS to be filed by amendment.

(5) Code of Ethics of LMIS dated December 1, 2005 to be filed by amendment.

Item 24. Persons Controlled by or under Common Control with Registrant

Not Applicable.

Item 25. Indemnification

Reference is made to Article SEVENTH, paragraph 7(e) of Registrant’s Articles of Incorporation for a complete statement of its terms.

Registrant is a named assured on a joint insured bond pursuant to Rule 17g-1 of the Investment Company Act of 1940. Other assureds include Smith Barney Fund Management LLC(Registrant’s Adviser) and affiliated investment companies.

Item 26. Business and Other Connections of Investment Adviser

Investment Adviser — Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

LMPFA was formed in 2006 under the laws of the State of Delaware as a limited liability company. LMPFA is a direct wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”).

LMPFA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The list required by this Item 26 of officers and directors of LMPFA together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by LMPFA pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-66785).

Subadviser — Western Asset Management Company (“WAM”) is an investment adviser registered with the SEC under the Advisers Act. The following is a list of other substantial business activities in which directors, officers or partners of WAM have been engaged as director, officer, employee, partner, or trustee.

Peter L. Bain

Director, WAM

Director, LMFM

Manager, Brandywine

Senior Executive Vice President, Legg Mason, Inc.

Director, Nova Scotia

Vice President and Director, BMML

Director, LMCM

Director, Bartlett

Director, Berkshire

Director, LM Funding

Director, LM Properties

Director, LMRG

Director, LM Tower

Director, PCM I

Director, PCM II

Manager, Royce

Director, Western Asset Management Company Limited

James W. Hirschmann III	Director, WAM Director, Western Asset Management Company Limited

D. Daniel Fleet	President and CEO, WAM

Gavin L. James	Director of Global Client Services, WAM Senior Executive Officer, Western Asset Management Company Limited

Gregory McShea	General Counsel and Secretary, WAM General Counsel and Secretary, Western Asset Management Company Limited

WAM is located at 385 East Colorado Boulevard, Pasadena, CA 91101.

Item 27. Principal Underwriters

(a) CGMI, a distributor of the Registrant, is the distributor for each series of the registrants listed: Legg Mason Partners Trust II, CitiFunds Trust I, Legg Mason Partners Funds Trust, Variable Annuity Portfolios, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Legg Mason Partners Lifestyle Series, Inc., Smith Barney Multiple Discipline Trust, Legg Mason Partners Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Legg Mason Partners Small Cap Core Fund, Inc., Legg Mason Partners Investment Trust, LMP Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Legg Mason Partners Capital Fund, Inc., Legg Mason Partners Investors Value Fund, Inc., Legg Mason Partners Equity Fund, Inc., Western Asset Funds II, Inc., Legg Mason Partners Series Funds, Inc., Legg Mason Partners Variable Portfolios I, Inc., Barrett Opportunity Fund, Inc. (prior to 12/1/06, Salomon Brothers Opportunity Fund Inc), Western Asset 2008 Worldwide Dollar Government Term Trust Inc., Western Asset High Income Fund Inc., Western Asset High Income Fund II Inc., Western Asset Emerging Markets Income Fund Inc., Western Asset Emerging Markets Income Fund II Inc., Western Asset Emerging Markets Floating Rate Fund Inc., Western Asset Global High Income Fund Inc., Western Asset Emerging Markets Debt Fund Inc., LMP Capital and Income Fund, Inc., Western Asset Inflation Management Fund Inc., Western Asset Variable Rate Strategic Fund, Inc., Western Asset Global Partners Income Fund Inc., Western Asset Municipal Partners Fund Inc., Western Asset Municipal Partners Fund II Inc., Legg Mason Partners Variable Portfolio II, Legg Mason Partners Adjustable Rate Income Fund, Legg Mason Partners Aggressive Growth Fund, Inc., Legg Mason Partners Appreciation Fund, Inc., Legg Mason Partners Arizona Municipals Fund, Inc., Legg Mason Partners California Municipals Fund, Inc., Legg Mason Partners Equity Funds, Legg Mason Partners Fundamental Value Fund, Inc., Legg Mason Partners Funds, Inc., Legg Mason Partners Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Legg Mason Partners Investment Funds, Inc., Legg Mason Partners Core Plus Bond Fund, Inc., Legg Mason Partners Managed Municipals Fund, Inc., Legg Mason Partners Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Legg Mason Partners Municipal Funds, Smith Barney Municipal Money Market Fund, Inc., Legg Mason Partners New Jersey Municipals Fund, Inc., Legg Mason Partners Sector Series, Inc., Legg Mason Partners Oregon Municipals Fund, Legg Mason Partners World Funds, Inc., and various series of unit investment trusts.

LMIS, a distributor of the Registrant is also a distributor of the following funds: Legg Mason Partners Trust II, CitiFunds Trust I, Legg Mason Partners Funds Trust, Variable Annuity Portfolios, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Legg Mason Partners Lifestyle Series, Inc., Smith Barney Multiple Discipline Trust, Legg Mason Partners Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Legg Mason Partners Small Cap Core Fund, Inc., Legg Mason Partners Investment Trust, LMP Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Legg Mason Partners Capital Fund, Inc., Legg Mason Partners Investors Value Fund, Inc., Legg Mason Partners Equity Fund, Inc., Western Asset Funds II, Inc., Legg Mason Partners Series Funds, Inc., Legg Mason Partners Variable Portfolios I, Inc., Barrett Opportunity Fund, Inc. (prior to 12/1/06, Salomon Brothers Opportunity Fund Inc), Western Asset 2008 Worldwide Government Term Trust Inc., Western Asset High Income Fund Inc., Western Asset High Income Fund II Inc., Western Asset Emerging Markets Income Fund Inc., Western Asset Emerging Markets Income Fund II Inc., Western Asset Emerging

Markets Floating Rate Fund Inc., Western Asset Global High Income Fund Inc., Western Asset Emerging Markets Debt Fund Inc., LMP Capital and Income Fund Inc., Western Asset Inflation Management Fund Inc., Western Asset Variable Rate Strategic Fund Inc., Western Asset Global Partners Income Fund Inc., Western Asset Municipal Partners Fund Inc., Western Asset Municipal Partners Fund II Inc., Legg Mason Partners Variable Portfolios II, Legg Mason Partners Adjustable Rate Income Fund, Legg Mason Partners Aggressive Growth Fund, Inc., Legg Mason Partners Appreciation Fund, Inc., Legg Mason Partners California Municipals Fund, Inc., Legg Mason Partners Equity Funds, Legg Mason Partners Fundamental Value Fund, Inc., Legg Mason Partners Funds, Inc., Legg Mason Partners Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Legg Mason Partners Investment Funds, Inc., Legg Mason Partners Core Plus Bond Fund, Inc., Legg Mason Partners Managed Municipals Fund, Inc., Legg Mason Partners Massachusetts Municipal Fund, Smith Barney Money Funds, Inc., Legg Mason Partners Municipal Funds, Smith Barney Municipal Money Market Fund, Inc., Legg Mason Partners New Jersey Municipals Fund, Inc., Legg Mason Partners Oregon Municipals Fund, Legg Mason Partners World Funds, Inc., Legg Mason Partners Sector Series, Inc., Travelers Series Fund Inc., Legg Mason Cash Reserve Trust, Inc., Legg Mason Charles Street Trust, Inc., Legg Mason Global Trust, Inc., Legg Mason Growth Trust, Inc., Legg Mason Income Trust, Inc., Legg Mason Investment Trust, Inc., Legg Mason Investors Trust, Inc., Legg Mason Light Street Trust, Inc., Legg Mason Special Investment Trust, Inc., Legg Mason Tax Exempt Trust, Inc., Legg Mason Tax-Free Income Fund, Legg Mason Value Trust, Inc., Western Asset Funds, Inc.

LMIS is the placement agent for Institutional Enhanced Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Liquid Reserves Portfolio.

PFS Investments Inc. (“PFS”), a distributor of the Registrant, is also the distributor for certain series of the registrants listed: Legg Mason Partners Trust II, Legg Mason Partners Lifestyle Series, Inc., Legg Mason Partners Investment Series, Legg Mason Partners Investment Trust, Legg Mason Partners Aggressive Growth Fund, Inc., Legg Mason Partners Appreciation Fund, Inc., Legg Mason Partners California Municipals Fund, Inc., Legg Mason Partners Equity Funds, Legg Mason Partners Fundamental Value Fund, Inc., Legg Mason Partners Funds, Inc., Legg Mason Partners Income Funds, Legg Mason Partners Investment Funds, Inc., Legg Mason Partners Managed Municipals Fund, Inc., Smith Barney Money Funds Inc. and Legg Mason Partners Sector Series, Inc.

(b) The information required by this Item 27 with respect to each director, officer and partner of CGMI is incorporated by reference to Schedule A of Form BD filed by CGMI pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177):

The information required by this Item 27 with respect to each director and officer of LMIS is listed below:

Timothy C. Scheve – Managing Director

Mark R. Fetting – Managing Director

D. Stuart Bowers – Vice President

W. Talbot Daley – Vice President

Thomas J. Hirschmann – Vice President

Joseph M. Furey – General Counsel and Chief Compliance Officer

Ronald Holinsky – Counsel

Robert E. Patterson – Counsel

Theresa M. Silberzahn – Chief Financial Officer

Elisabeth F. Craig – AML Compliance Officer and Director of Continuing Education

All Addresses are 100 Light Street, Baltimore, Maryland 21202.

The information required by this Item 27 with respect to each director, officer and partner of PFS is incorporated by reference to Schedule A of Form BD filed by PFS pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-37352).

(c) Not applicable.

Item 28. Location of Accounts and Records

With respect to the Registrant:

(1)	Legg Mason Partners Funds, Inc.

125 Broad Street

New York, New York 10004

With respect to the Registrant’s Investment Manager:

(2)	c/o Legg Mason Partners Fund Advisor, LLC

399 Park Avenue

New York, NY 10022

With respect to the Registrant’s Subadvisor:

(3)	c/o Western Asset Management Company

399 Park Avenue

New York, NY 10022

With respect to the Registrant’s Custodian:

(4)	State Street Bank & Trust Company

One Lincoln Street

Boston, MA 02111

With respect to the Registrant’s Transfer Agent:

(5)	PFPC Inc.

P.O. Box 9699

Providence, Rhode Island 02940-9699

With respect to the Registrant’s Distributors:

(6)	Citigroup Global Markets Inc.

388 Greenwich Street

New York, New York 10013

(7)	Legg Mason Investor Services, LLC

100 Light Street

Baltimore, MD 21202

(8)	PFS Investments Inc.

3120 Breckinridge Blvd.

Building 20

Duluth, GA 30099-0062

Item 29. Management Services

Not applicable.

Item 30. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON PARTNERS FUNDS, INC., certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on this 6th day of April, 2007.

LEGG MASON PARTNERS FUNDS, INC., on behalf of its series

Legg Mason Partners Short-Term Investment Grade Bond Fund

By:	/s/ R. Jay Gerken
R. Jay Gerken Chairman of the Board (Chief Executive Officer)

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities indicated below on April 6, 2007.

Signature	Title
/s/ R. Jay Gerken R. Jay Gerken	President, Principal Executive Officer and Trustee

/s/ Robert Brault Robert Brault	Treasurer and Chief Financial Officer

/s/ Lee Abraham* Lee Abraham	Trustee

/s/ Donald R. Foley* Donald R. Foley	Trustee

/s/ Jane Dasher* Jane Dasher	Trustee

/s/ Richard E. Hanson, Jr.* Richard E. Hanson, Jr.	Trustee

/s/ Paul Hardin* Paul Hardin	Trustee

/s/ Roderick C. Rasmussen* Roderick C. Rasmussen	Trustee

/s/ John P. Toolan* John P. Toolan	Trustee

*By:	/s/ R. Jay Gerken R. Jay Gerken

*	Attorney-in-Fact, pursuant to Power of Attorney dated April 12, 2006.

INDEX TO EXHIBITS

Exhibit No.	Description of Exhibit
Not Applicable.